Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.23%
iShares - 10.59%
iShares® Broad USD High Yield Corporate Bond ETF	42,188	$1,639,426
iShares® Core S&P 500® ETF	1,443	654,675
iShares® Core S&P® Mid-Cap ETF	1,829	490,794
iShares® JP Morgan USD Emerging Markets Bond ETF	6,725	657,436

Total iShares		3,442,331

Other - 88.64%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	55,245	974,522
Schwab Fundamental Emerging Markets Large Company Index ETF	11,313	327,511
Schwab Fundamental International Large Company Index ETF	30,295	976,711
Schwab US TIPS ETF	21,510	1,305,872
VanEck J. P. Morgan EM Local Currency Bond ETF	29,813	804,653
Vanguard® FTSE Developed Markets ETF	16,944	813,820
Vanguard® Intermediate-Term Corporate Bond ETF	18,913	1,627,274
Vanguard® Intermediate-Term Treasury ETF	30,875	1,942,346
Vanguard® Long-Term Bond ETF	14,146	1,297,047
Vanguard® Short-Term Bond ETF	67,267	5,240,099
Vanguard® Short-Term Inflation-Protected Securities ETF	6,503	333,019
Vanguard® Small-Cap Value ETF	1,890	332,527
Vanguard® Total Bond Market ETF	120,672	9,598,251
Vanguard® Total Stock Market ETF	9,942	2,263,495
Vanguard® Value ETF	6,605	976,087

Total Other		28,813,234

Total Exchange Traded Funds
(Cost $32,615,282)		32,255,565

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.40%
State Street Institutional Treasury Plus Money Market Fund	0.250%	129,300	$129,300

Total Short-Term Investments
(Cost $129,300)			129,300

Total Investments - 99.63%
(Total cost $32,744,582)			32,384,865

Other Assets in Excess of Liabilities - 0.37%			119,629

Net Assets - 100.00%			$32,504,494

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.45%
iShares - 15.72%
iShares® Broad USD High Yield Corporate Bond ETF	75,179	$2,921,456
iShares® Core S&P 500® ETF	6,651	3,017,492
iShares® Core S&P® Mid-Cap ETF	9,907	2,658,445
iShares® JP Morgan USD Emerging Markets Bond ETF	9,607	939,180
iShares® MSCI EAFE Small-Cap ETF	9,571	634,940

Total iShares		10,171,513

Other - 83.73%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	126,045	2,223,434
JPMorgan BetaBuilders Japan ETF	12,447	631,561
Schwab Fundamental Emerging Markets Large Company Index ETF	40,414	1,169,985
Schwab Fundamental International Large Company Index ETF	98,375	3,171,610
Schwab US TIPS ETF	27,285	1,656,472
VanEck J. P. Morgan EM Local Currency Bond ETF	45,640	1,231,824
Vanguard® Consumer Staples ETF	3,378	661,784
Vanguard® Financials ETF	6,701	625,806
Vanguard® FTSE Developed Markets ETF	60,094	2,886,315
Vanguard® Intermediate-Term Corporate Bond ETF	29,909	2,573,370
Vanguard® Intermediate-Term Treasury ETF	45,988	2,893,105
Vanguard® Long-Term Bond ETF	14,054	1,288,611
Vanguard® Mid-Cap Value ETF	4,480	670,522
Vanguard® Short-Term Bond ETF	70,332	5,478,863
Vanguard® Small-Cap Value ETF	7,596	1,336,440
Vanguard® Total Bond Market ETF	204,946	16,301,405
Vanguard® Total Stock Market ETF	29,335	6,678,700
Vanguard® Value ETF	18,115	2,677,035

Total Other		54,156,842

Total Exchange Traded Funds
(Cost $59,744,575)		64,328,355

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.65%
State Street Institutional Treasury Plus Money Market Fund	0.250%	422,121	$422,121

Total Short-Term Investments
(Cost $422,121)			422,121

Total Investments - 100.10%
(Total cost $60,166,696)			64,750,476

Liabilities in Excess of Other Assets - (0.10)%			(66,891)

Net Assets - 100.00%			$64,683,585

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.02%
iShares - 20.50%
iShares® Broad USD High Yield Corporate Bond ETF	157,607	$6,124,608
iShares® Core S&P 500® ETF	35,423	16,071,061
iShares® Core S&P® Mid-Cap ETF	32,959	8,844,218
iShares® JP Morgan USD Emerging Markets Bond ETF	17,444	1,705,325
iShares® MSCI EAFE Small-Cap ETF	51,496	3,416,245

Total iShares		36,161,457

Other - 78.52%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	343,705	6,062,956
JPMorgan BetaBuilders Japan ETF	49,736	2,523,605
Schwab Fundamental Emerging Markets Large Company Index ETF	118,836	3,440,302
Schwab Fundamental International Large Company Index ETF	378,624	12,206,838
Schwab US TIPS ETF	43,933	2,667,172
VanEck J. P. Morgan EM Local Currency Bond ETF	95,585	2,579,839
Vanguard® Consumer Staples ETF	18,002	3,526,772
Vanguard® Financials ETF	26,892	2,511,444
Vanguard® FTSE Developed Markets ETF	236,492	11,358,711
Vanguard® FTSE Emerging Markets ETF	35,983	1,659,896
Vanguard® Intermediate-Term Corporate Bond ETF	50,192	4,318,520
Vanguard® Intermediate-Term Treasury ETF	96,126	6,047,287
Vanguard® Long-Term Bond ETF	18,718	1,716,253
Vanguard® Mid-Cap Value ETF	23,870	3,572,623
Vanguard® Short-Term Bond ETF	55,642	4,334,512
Vanguard® Small-Cap ETF	8,325	1,769,229
Vanguard® Small-Cap Value ETF	30,333	5,336,788
Vanguard® Total Bond Market ETF	398,277	31,678,953
Vanguard® Total Stock Market ETF	93,759	21,346,111
Vanguard® Value ETF	66,380	9,809,636

Total Other		138,467,447

Total Exchange Traded Funds
(Cost $152,496,567)		174,628,904

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.02%
State Street Institutional Treasury Plus Money Market Fund	0.250%	1,798,444	$1,798,444

Total Short-Term Investments
(Cost $1,798,444)			1,798,444

Total Investments - 100.04%
(Total cost $154,295,011)			176,427,348

Liabilities in Excess of Other Assets - (0.04)%			(69,939)

Net Assets - 100.00%			$176,357,409

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.11%
iShares - 21.79%
iShares® Broad USD High Yield Corporate Bond ETF	95,782	$3,722,088
iShares® Core S&P 500® ETF	61,666	27,977,247
iShares® Core S&P® Mid-Cap ETF	60,820	16,320,439
iShares® MSCI EAFE Small-Cap ETF	90,396	5,996,871

Total iShares		54,016,645

Other - 78.32%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	467,635	8,249,081
JPMorgan BetaBuilders Japan ETF	94,074	4,773,315
Schwab Fundamental Emerging Markets Large Company Index ETF	190,855	5,525,252
Schwab Fundamental International Large Company Index ETF	671,386	21,645,485
Vanguard® Consumer Staples ETF	38,297	7,502,765
Vanguard® Financials ETF	50,646	4,729,830
Vanguard® FTSE Developed Markets ETF	479,849	23,047,148
Vanguard® FTSE Emerging Markets ETF	74,747	3,448,079
Vanguard® Intermediate-Term Treasury ETF	77,706	4,888,485
Vanguard® Mid-Cap Value ETF	42,315	6,333,286
Vanguard® Short-Term Bond ETF	31,561	2,458,602
Vanguard® Small-Cap ETF	23,620	5,019,722
Vanguard® Small-Cap Value ETF	57,395	10,098,076
Vanguard® Total Bond Market ETF	351,275	27,940,414
Vanguard® Total Stock Market ETF	184,478	42,000,106
Vanguard® Value ETF	111,257	16,441,559

Total Other		194,101,205

Total Exchange Traded Funds
(Cost $202,843,380)		248,117,850

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.03%
State Street Institutional Treasury Plus Money Market Fund	0.250%	61,167	$61,167

Total Short-Term Investments
(Cost $61,167)			61,167

Total Investments - 100.14%
(Total cost $202,904,547)			248,179,017

Liabilities in Excess of Other Assets - (0.14)%			(336,130)

Net Assets - 100.00%			$247,842,887

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.03%
iShares - 22.54%
iShares® Core S&P 500® ETF	40,028	$18,160,303
iShares® Core S&P® Mid-Cap ETF	41,901	11,243,715
iShares® MSCI EAFE Small-Cap ETF	65,170	4,323,378

Total iShares		33,727,396

Other - 77.49%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	291,170	5,136,239
JPMorgan BetaBuilders Japan ETF	70,493	3,576,815
Schwab Fundamental Emerging Markets Large Company Index ETF	150,819	4,366,210
Schwab Fundamental International Large Company Index ETF	458,983	14,797,612
Vanguard® Consumer Staples ETF	26,684	5,227,662
Vanguard® Financials ETF	37,811	3,531,169
Vanguard® FTSE Developed Markets ETF	338,945	16,279,528
Vanguard® FTSE Emerging Markets ETF	60,741	2,801,982
Vanguard® Mid-Cap Value ETF	30,360	4,543,981
Vanguard® Small-Cap ETF	21,173	4,499,686
Vanguard® Small-Cap Value ETF	42,841	7,537,446
Vanguard® Total Bond Market ETF	55,383	4,405,164
Vanguard® Total Stock Market ETF	115,858	26,377,391
Vanguard® Value ETF	86,938	12,847,698

Total Other		115,928,583

Total Exchange Traded Funds
(Cost $119,245,245)		149,655,979

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.24%
State Street Institutional Treasury Plus Money Market Fund	0.250%	363,706	$363,706

Total Short-Term Investments
(Cost $363,706)			363,706

Total Investments - 100.27%
(Total cost $119,608,951)			150,019,685

Liabilities in Excess of Other Assets - (0.27)%			(405,612)

Net Assets - 100.00%			$149,614,073

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of March 31, 2022 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 28.84%
Enbridge, Inc.	251,958	$11,598,755
Gibson Energy, Inc.	132,878	2,658,304
Keyera Corp.	200,551	5,083,759
Pembina Pipeline Corp.	150,881	5,668,824
TC Energy Corp.	145,173	8,187,936

Total Canadian Energy Infrastructure Companies
(Cost $28,693,573)		33,197,578

U.S. Energy Infrastructure Companies - 29.86%
Cheniere Energy, Inc.	40,589	5,627,665
DT Midstream, Inc.	88,200	4,785,732
Equitrans Midstream Corp.	400,382	3,379,224
Kinder Morgan, Inc.	299,340	5,660,519
Kinetik Holdings, Inc.	10,730	697,557
Macquarie Infrastructure Holdings LLC	66,915	249,593
ONEOK, Inc.	82,938	5,857,911
Targa Resources Corp.	80,356	6,064,467
Tellurian, Inc. (1)	385,589	2,043,622

Total U.S. Energy Infrastructure Companies
(Cost $28,514,095)		34,366,290

U.S. Energy Infrastructure MLPs - 25.84%
BP Midstream Partners LP	15,697	265,593
Crestwood Equity Partners LP	23,486	702,701
Energy Transfer LP	651,361	7,288,730
Enterprise Products Partners LP	357,043	9,215,280
Genesis Energy LP	35,715	418,223
Hess Midstream LP, Class A	29,659	889,770
Holly Energy Partners LP	14,981	265,014
Magellan Midstream Partners LP	69,506	3,410,659
MPLX LP	120,211	3,988,601
NGL Energy Partners LP (1)	40,632	90,203
NuStar Energy LP	32,619	470,366
Rattler Midstream LP	34,324	479,506
Shell Midstream Partners LP	40,644	577,958
Western Midstream Partners LP	66,665	1,681,291

Total U.S. Energy Infrastructure MLPs
(Cost $24,595,356)		29,743,895

U.S. General Partners - 15.13%
Antero Midstream Corp.	292,076	3,174,866
EnLink Midstream LLC	294,341	2,840,390
Plains GP Holdings LP, Class A	467,354	5,397,939

Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	179,731	$6,004,813

Total U.S. General Partners
(Cost $14,440,904)		17,418,008

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.83%
State Street Institutional Treasury Plus Money Market Fund	0.250%	955,602	$955,602

Total Short-Term Investments
(Cost $955,602)			955,602

Total Investments - 100.50%
(Total cost $97,199,530)			115,681,373

Liabilities in Excess of Other Assets - (0.50)%			(576,967)

Net Assets - 100.00%			$115,104,406

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Global Opportunity Portfolio

Schedule of Investments

As of March 31, 2022 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 19.88%
Financials - 19.88%
Apax Global Alpha, Ltd. (1)(2)	122,500	$332,370
HarbourVest Global Private Equity, Ltd. (3)	45,500	1,557,425
HBM Healthcare Investments AG, Class A	2,240	669,055
HgCapital Trust PLC	223,000	1,270,855
ICG Enterprise Trust PLC	30,900	457,815
Oakley Capital Investments, Ltd.	75,500	416,653
Pantheon International PLC Fund (3)	154,800	636,409
Princess Private Equity Holding, Ltd.	24,000	318,465
Standard Life Private Equity Trust PLC	88,000	601,124

Total Financials		6,260,171

Total Closed-End Funds
(Cost $4,264,729)		6,260,171

Common Stocks - 78.83%
Communication Services - 6.72%
IAC/InterActiveCorp (3)	6,130	614,716
Liberty Broadband Corp., Class C (3)	5,150	696,898
Liberty SiriusXM, Class A (3)	17,600	804,497

Total Communication Services		2,116,111

Consumer Discretionary - 3.58%
Entain PLC (3)	20,300	434,846
Kindred Group PLC	35,000	381,870
Wesfarmers, Ltd.	8,200	307,702

Total Consumer Discretionary		1,124,418

Consumer Staples - 2.88%
Costco Wholesale Corp.	1,200	691,020
Schouw & Co. A/S	2,500	215,767

Total Consumer Staples		906,787

Financials - 50.46%
3i Group PLC	61,000	1,103,021
Altamir	13,831	403,937
Apollo Global Management, Inc., Class A	7,850	486,622
Ares Management LP, Class A	7,000	568,610
Blackstone, Inc., Class A	12,000	1,523,281
Brederode SA	10,660	1,555,517
Brookfield Asset Management, Inc., Class A	10,499	593,928

Security Description	Shares	Value
Financials (continued)
Cannae Holdings, Inc. (3)	23,700	$566,904
Carlyle Group, Inc.	15,200	743,432
Chrysalis Investments, Ltd. (3)	121,000	279,551
Clairvest Group, Inc.	4,200	231,678
Eurazeo SE	5,000	420,370
FS KKR Capital Corp.	45,000	1,026,900
Intermediate Capital Group PLC	34,700	805,630
Investor AB, B Shares	35,000	760,488
KKR & Co., Inc., Class A	21,600	1,262,952
Molten Ventures PLC (3)	21,500	217,169
Mutares SE & Co. KGaA	12,500	306,137
Owl Rock Capital Corp.	15,500	229,090
Partners Group Holding AG	925	1,145,337
Peugeot Invest (3)	3,530	441,099
Ratos AB, B Shares	102,000	525,430
StepStone Group, Inc., Class A	9,400	310,764
SVB Financial Group (3)	675	377,629

Total Financials		15,885,476

Health Care - 8.21%
Chemed Corp.	1,545	782,620
Danaher Corp.	1,910	560,260
Stryker Corp.	1,510	403,699
Thermo Fisher Scientific, Inc.	1,420	838,722

Total Health Care		2,585,301

Information Technology - 5.31%
Constellation Software, Inc.	340	581,194
Fidelity National Information Services, Inc.	4,300	431,806
Lagercrantz Group AB, B Shares	20,400	230,836
Mastercard, Inc., Class A	1,200	428,856

Total Information Technology		1,672,692

Utilities - 1.67%
Brookfield Infrastructure Partners LP, Class A	7,950	526,529

Total Common Stocks
(Cost $19,584,863)		24,817,314

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.67%
State Street Institutional Treasury Plus Money Market Fund	0.250%	525,504	$525,504

Total Short-Term Investments
(Cost $525,504)			525,504

Total Investments - 100.38%
(Total cost $24,375,096)			31,602,989

Liabilities in Excess of Other Assets - (0.38)%			(121,071)

Net Assets - 100.00%			$31,481,918

(1)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2022, the aggregate value of those securities was $332,370, which represents 1.06% of net assets
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $332,370, representing 1.06% of net assets.
(3)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

March 31, 2022 (Unaudited)

1. Organization

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS | Red Rocks Global Opportunity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Global Opportunity Portfolio has elected to qualify as a diversified er the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith. Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 31, 2022:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,255,565	$–	$–	$32,255,565
Short-Term Investments	129,300	–	–	129,300
Total	$32,384,865	$–	$–	$32,384,865

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$64,328,355	$–	$–	$64,328,355
Short-Term Investments	422,121	–	–	422,121
Total	$64,750,476	$–	$–	$64,750,476

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$174,628,904	$–	$–	$174,628,904
Short-Term Investments	1,798,444	–	–	1,798,444
Total	$176,427,348	$–	$–	$176,427,348

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$248,117,850	$–	$–	$248,117,850
Short-Term Investments	61,167	–	–	61,167
Total	$248,179,017	$–	$–	$248,179,017

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$149,655,979	$–	$–	$149,655,979
Short-Term Investments	363,706	–	–	363,706
Total	$150,019,685	$–	$–	$150,019,685

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$33,197,578	$–	$–	$33,197,578
U.S. Energy Infrastructure Companies	34,366,290	–	–	34,366,290
U.S. Energy Infrastructure MLPs	29,743,895	–	–	29,743,895
U.S. General Partners	17,418,008	–	–	17,418,008
Short-Term Investments	955,602	–	–	955,602
Total	$115,681,373	$–	$–	$115,681,373

ALPS | Red Rocks Global Opportunity Portfolio
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,270,179	$4,989,992	$–	$6,260,171
Common Stocks	15,686,544	9,130,770	–	24,817,314
Short-Term Investments	525,504	–	–	525,504
Total	$17,482,227	$14,120,762	$–	$31,602,989

*	See Schedule of Investments for industry classification.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended March 31, 2022.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.